Intangible Assets - Aggregate Amortization Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 569	$ 636	$ 215
Core deposit benefits
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	432	481	53
Other identified intangibles
Finite-Lived Intangible Assets [Line Items]
Aggregate amortization expense	$ 137	$ 155	$ 162